EARNINGS PER SHARE	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
EARNINGS PER SHARE

22. EARNINGS PER SHARE

The following table sets forth the basic and diluted net (loss)/earnings per share for the following periods:

	For the Year Ended 31 December,
	2022	2023	2024
	RMB	RMB	RMB	USD
Basic and diluted earnings per share calculation
Numerator:
Net profit attribute to ordinary shareholders	(97,315)	99,263	(52,376)	(7,174)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)	-	-	-
Net (loss)/profit attribute to ordinary shareholders	(223,534)	99,263	(52,376)	(7,174)
Denominator:
Basic Weighted average number of shares outstanding	224,986,014	221,777,718	221,777,718	221,777,718
Continuing operations	(0.97)	0.37	(0.24)	(0.03)
Discontinued operations	(0.02)	0.08	-	-
Basic net earnings per share	(0.99)	0.45	(0.24)	(0.03)
Diluted Weighted average number of shares outstanding	224,986,014	342,756,528	221,777,718	221,777,718
Continuing operations	(0.97)	0.24	(0.24)	(0.03)
Discontinued operations	(0.02)	0.05	-	-
Diluted net earnings per share	(0.99)	0.29	(0.24)	(0.03)

For the year ended December 31, 2022 and 2024, the effects of all outstanding convertible preferred shares have been excluded from the computation of diluted loss per share for the years ended December 31, 2024 as their effects would be anti-dilutive.

23. EARNINGS PER SHARE (RESTATED)

The following table sets forth the basic and diluted net (loss)/earnings per share for the following periods:

	Year ended 31 December
	2022	2023
	RMB	RMB

Basic and diluted earnings per share calculation
Numerator:
Net (loss)/profit attribute to ordinary shareholders	(97,315)	99,263
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)	-
Net (loss)/profit attribute to Youlife International Holdings Inc.	(223,534)	99,263
Denominator:
Basic Weighted average number of shares outstanding	224,986,014	221,777,718
Continuing operations	(0.97)	0.37
Discontinued operations	(0.02)	0.08
Basic net (loss)/earnings per share	(0.99)	0.45
Diluted Weighted average number of shares outstanding	224,986,014	342,756,528
Continuing operations	(0.97)	0.24
Discontinued operations	(0.02)	0.05
Diluted net (loss)/earnings per share	(0.99)	0.29

For the years ended December 31, 2022, the effects of all outstanding convertible preferred shares have been excluded from the computation of diluted loss per share for the years ended December 31, 2022 as their effects would be anti-dilutive.